Cash and cash equivalents; short-term deposits - Schedule of Cash, Cash Equivalents, and Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 10,378	$ 2,591
Cash equivalents	7	11,507
Short-term deposits	14,900	0
Cash, cash equivalents and deposits	$ 25,285	$ 14,098